Income Tax (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 3,316	$ 1,858	$ 824
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	2,662	795	353
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 654	$ 1,063	$ 471